Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Convertible loan		¥ 10,093	¥ 10,465	$ 1,474
Other Related Parties
Related Party Transaction [Line Items]
Convertible loan		21,000	21,000
Beijing OrionStar [Member] | Convertible Loan [Member]
Related Party Transaction [Line Items]
Convertible loan			¥ 40,265	$ 5,671
Debt Instrument, Face Amount		¥ 100,000			¥ 100,000
Interest rate					8.00%
Maturity term		2 years maturity term
Maturity date extension	1 year